Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.36%♣
Communication Services — 2.68%
IMAX †	21,862	$ 715,980
Interpublic Group	19,516	544,692
Nexstar Media Group	2,109	417,034
Yelp †	10,285	320,892
		1,998,598
Consumer Discretionary — 9.06%
Aramark	16,337	627,341
BorgWarner	13,404	589,240
Brinker International †	3,555	450,347
Dick's Sporting Goods	4,891	1,086,878
KB Home	4,871	309,990
La-Z-Boy	9,279	318,455
Life Time Group Holdings †	19,952	550,675
Malibu Boats Class A †	7,347	238,410
Steven Madden	12,245	409,963
Taylor Morrison Home †	5,348	353,022
Texas Roadhouse	4,341	721,257
Toll Brothers	4,434	612,513
YETI Holdings †	15,118	501,615
		6,769,706
Consumer Staples — 3.44%
BJ's Wholesale Club Holdings †	9,076	846,337
Casey's General Stores	2,447	1,383,338
J & J Snack Foods	3,563	342,369
		2,572,044
Energy — 3.66%
Expand Energy	8,535	906,758
International Seaways	4,594	211,692
Liberty Energy	58,147	717,534
Permian Resources	69,955	895,424
		2,731,408
Financials — 16.55%
Ally Financial	13,185	516,852
Axis Capital Holdings	12,868	1,232,754
Columbia Banking System	32,246	830,012
East West Bancorp	15,182	1,616,124
Essent Group	10,238	650,727
Hamilton Lane Class A	3,106	418,658
Old National Bancorp	40,642	892,092
Pinnacle Financial Partners	8,651	811,377
Reinsurance Group of America	5,072	974,483
SouthState Bank	10,230	1,011,440
Stifel Financial	8,568	972,211
Webster Financial	22,476	1,335,974
WSFS Financial	12,726	686,313
Zions Bancorp	7,301	413,091
		12,362,108
Healthcare — 12.99%
Amicus Therapeutics †	29,710	234,115
Axsome Therapeutics †	5,095	618,788
Bio-Techne	8,301	461,785
Blueprint Medicines =, †	5,124	0
Encompass Health	6,737	855,734
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Exact Sciences †	9,663	$ 528,663
Glaukos †	4,457	363,468
Halozyme Therapeutics †	10,600	777,404
Insmed †	9,267	1,334,541
Inspire Medical Systems †	2,550	189,210
Lantheus Holdings †	5,902	302,713
Ligand Pharmaceuticals †	4,698	832,204
Natera †	3,694	594,623
Neurocrine Biosciences †	5,803	814,625
OmniAb 12.5 =, †	1,789	0
OmniAb 15 =, †	1,789	0
Repligen †	3,867	516,902
Supernus Pharmaceuticals †	12,721	607,936
TransMedics Group †	4,207	472,025
Ultragenyx Pharmaceutical †	6,695	201,386
		9,706,122
Industrials — 22.55%
ABM Industries	10,524	485,367
API Group †	11,355	390,271
Applied Industrial Technologies	2,394	624,954
Arcosa	7,580	710,322
Atkore	1,797	112,744
Boise Cascade	6,122	473,353
Carlisle	1,016	334,223
Casella Waste Systems Class A †	5,341	506,754
Clean Harbors †	3,134	727,778
ExlService Holdings †	22,181	976,629
Federal Signal	7,878	937,403
FTAI Aviation	1,407	234,772
Gates Industrial †	21,640	537,105
Graco	6,564	557,678
Kadant	1,702	506,481
KBR	11,547	546,058
Kirby †	8,192	683,622
Knight-Swift Transportation Holdings	11,822	467,087
Lincoln Electric Holdings	4,056	956,527
Quanta Services	1,012	419,393
Regal Rexnord	3,401	487,839
Saia †	779	233,201
SPX Technologies †	1,640	306,319
Tecnoglass	4,444	297,348
Tetra Tech	16,743	558,881
UL Solutions Class A	5,440	385,478
WESCO International	4,980	1,053,270
WillScot Holdings	22,324	471,260
WNS Holdings †	8,910	679,566
XPO †	2,684	346,961
Zurn Elkay Water Solutions	17,799	837,087
		16,845,731
Information Technology — 14.40%
ASGN †	6,403	303,182
Astera Labs †	4,051	793,186
Box Class A †	11,322	365,361
NQ-FL4 [0925] 1125 (4967853)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Coherent †	9,455	$ 1,018,493
Dynatrace †	11,554	559,791
Guidewire Software †	5,677	1,304,915
MACOM Technology Solutions Holdings †	6,153	765,987
Procore Technologies †	7,148	521,232
PTC †	2,138	434,057
Q2 Holdings †	8,803	637,249
Rapid7 †	7,319	137,231
Rubrik Class A †	3,413	280,719
Semtech †	22,005	1,572,257
Silicon Laboratories †	4,178	547,861
SPS Commerce †	2,520	262,433
Varonis Systems †	15,616	897,452
Workiva †	4,109	353,703
		10,755,109
Materials — 3.60%
Carpenter Technology	1,595	391,636
Kaiser Aluminum	6,243	481,710
Minerals Technologies	13,275	824,643
Reliance	3,524	989,645
		2,687,634
Real Estate — 6.45%
Brixmor Property Group	28,336	784,340
Camden Property Trust	8,249	880,828
First Industrial Realty Trust	15,038	774,006
Healthpeak Properties	32,407	620,594
Jones Lang LaSalle †	2,290	683,061
Kite Realty Group Trust	28,595	637,669
Terreno Realty	7,770	440,948
		4,821,446
Utilities — 1.98%
Black Hills	10,691	658,458
Spire	10,067	820,662
		1,479,120
Total Common Stocks (cost $50,755,837)		72,729,026

	Number of shares	Value (US $)

Short-Term Investments — 2.74%
Money Market Mutual Funds — 2.74%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	511,968	$ 511,968
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	511,969	511,969
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	511,969	511,969
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	511,967	511,967
Total Short-Term Investments (cost $2,047,873)		2,047,873

Total Value of Securities—100.10% (cost $52,803,710)		74,776,899
Liabilities Net of Receivables and Other Assets—(0.10%)		(76,084)
Net Assets Applicable to 4,018,779 Shares Outstanding—100.00%		$74,700,815
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ-FL4 [0925] 1125 (4967853)